Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Basic Materials (4.7%)
	Alcoa Corp.	4,688,238	422,082
	Steel Dynamics Inc.	4,722,865	394,029
*	Cleveland-Cliffs Inc.	11,848,538	381,641
	Mosaic Co.	4,614,657	306,875
	Reliance Steel & Aluminum Co.	1,545,546	283,376
	CF Industries Holdings Inc.	2,597,305	267,678
	Royal Gold Inc.	1,642,504	232,053
	United States Steel Corp.	5,883,556	222,045
	Olin Corp.	3,520,084	184,030
	Huntsman Corp.	4,300,921	161,328
	Valvoline Inc.	4,494,981	141,862
*	RBC Bearings Inc.	723,893	140,348
*	Univar Solutions Inc.	4,283,358	137,667
*,1	MP Materials Corp.	2,229,876	127,861
	Commercial Metals Co.	3,045,169	126,740
	Ashland Global Holdings Inc.	1,283,553	126,315
	Chemours Co.	4,010,108	126,238
*	Hexcel Corp.	2,103,757	125,110
	Element Solutions Inc.	5,601,118	122,665
	Scotts Miracle-Gro Co.	975,478	119,945
	UFP Industries Inc.	1,478,640	114,092
	Avient Corp.	2,296,020	110,209
*	Livent Corp.	4,052,444	105,647
	Timken Co.	1,690,088	102,588
	Balchem Corp.	726,273	99,282
	Cabot Corp.	1,419,565	97,112
	Hecla Mining Co.	13,484,917	88,596
	Sensient Technologies Corp.	1,052,687	88,373
	Mueller Industries Inc.	1,365,051	73,945
	Boise Cascade Co.	986,730	68,548
*	Arconic Corp.	2,633,856	67,479
	NewMarket Corp.	194,295	63,025
*	Ingevity Corp.	976,637	62,573
	Quaker Chemical Corp.	335,652	58,004
	Innospec Inc.	620,266	57,406
	Tronox Holdings plc Class A	2,893,397	57,260
	Minerals Technologies Inc.	832,405	55,064
	Compass Minerals International Inc.	855,255	53,702
	Stepan Co.	533,137	52,679
	Carpenter Technology Corp.	1,208,523	50,734
	Westlake Corp.	401,235	49,512

		Shares	Market Value ($000)
	GrafTech International Ltd.	4,949,386	47,613
	Materion Corp.	511,424	43,850
*	GCP Applied Technologies Inc.	1,390,533	43,691
	Worthington Industries Inc.	763,980	39,276
	Kaiser Aluminum Corp.	396,525	37,337
*	Century Aluminum Co.	1,243,370	32,713
	Schnitzer Steel Industries Inc. Class A	624,632	32,443
*	Coeur Mining Inc.	5,813,566	25,870
	Schweitzer-Mauduit International Inc.	795,550	21,878
*,1	Amyris Inc.	4,628,313	20,179
	Ecovyst Inc.	1,558,749	18,019
*	Koppers Holdings Inc.	507,693	13,972
	Glatfelter Corp.	1,051,953	13,023
*	Zymergen Inc.	546,931	1,581
*	Hycroft Mining Holding Corp. Warrants Exp. 10/22/22	19	—
			6,117,163
Consumer Discretionary (14.6%)
*	Liberty Media Corp.-Liberty Formula One Class C	4,830,659	337,373
	Williams-Sonoma Inc.	1,827,851	265,038
	Service Corp. International	3,847,645	253,252
*	Zynga Inc. Class A	26,664,996	246,385
*	Tapestry Inc.	6,614,540	245,730
	Nielsen Holdings plc	8,993,809	244,991
	Aramark	6,434,491	241,937
*	Avis Budget Group Inc.	875,728	230,579
*	BJ's Wholesale Club Holdings Inc.	3,406,406	230,307
*	Norwegian Cruise Line Holdings Ltd.	10,451,479	228,678
*	Five Below Inc.	1,404,512	222,433
	Lithia Motors Inc. Class A	738,888	221,755
	Kohl's Corp.	3,486,127	210,771
	Newell Brands Inc.	9,594,536	205,419
*	Floor & Decor Holdings Inc. Class A	2,517,728	203,936
	Pool Corp.	477,214	201,790
*	Bright Horizons Family Solutions Inc.	1,513,354	200,807
	Wyndham Hotels & Resorts Inc.	2,311,841	195,790
*	Mattel Inc.	8,779,057	194,983
	Churchill Downs Inc.	858,827	190,471
*	Capri Holdings Ltd.	3,698,798	190,081
*	Deckers Outdoor Corp.	682,399	186,820
	Nexstar Media Group Inc. Class A	974,041	183,587
*	Alaska Air Group Inc.	3,153,636	182,942
	New York Times Co. Class A	3,971,744	182,065
*	SiteOne Landscape Supply Inc.	1,123,384	181,640
*	Penn National Gaming Inc.	4,249,395	180,259
*	Macy's Inc.	7,324,911	178,435
*	Planet Fitness Inc. Class A	2,101,094	177,500
	Interpublic Group of Cos. Inc.	4,936,028	174,982
	Gentex Corp.	5,925,235	172,839
*	Marriott Vacations Worldwide Corp.	1,006,861	158,782
*	Hertz Global Holdings Inc.	6,960,489	154,175
	Polaris Inc.	1,428,987	150,501
*	American Airlines Group Inc.	8,131,780	148,405
	Bath & Body Works Inc.	3,069,472	146,721
[1]	Dick's Sporting Goods Inc.	1,419,660	141,994
*	RH	430,587	140,410
*	Boyd Gaming Corp.	2,110,334	138,818
	Texas Roadhouse Inc. Class A	1,656,869	138,730
*	Terminix Global Holdings Inc.	3,037,093	138,583

		Shares	Market Value ($000)
*	Skechers USA Inc. Class A	3,382,028	137,851
	Harley-Davidson Inc.	3,472,630	136,822
*,1	GameStop Corp. Class A	813,612	135,531
*	Scientific Games Corp.	2,299,069	135,070
*	PVH Corp.	1,752,674	134,272
	Toll Brothers Inc.	2,846,469	133,841
	AMERCO	220,873	131,848
*	Vail Resorts Inc.	506,497	131,826
	Hanesbrands Inc.	8,780,886	130,747
*	IAA Inc.	3,379,481	129,265
	Choice Hotels International Inc.	905,768	128,402
*	YETI Holdings Inc.	2,087,098	125,184
	TEGNA Inc.	5,557,428	124,486
	Travel + Leisure Co.	2,148,374	124,477
*	AutoNation Inc.	1,236,877	123,168
	Tempur Sealy International Inc.	4,313,984	120,446
*	JetBlue Airways Corp.	8,021,128	119,916
*	Helen of Troy Ltd.	605,150	118,513
	Ralph Lauren Corp.	1,044,527	118,491
*	Hilton Grand Vacations Inc.	2,252,530	117,154
*	Chegg Inc.	3,209,385	116,436
*	Hyatt Hotels Corp. Class A	1,199,006	114,445
*	Victoria's Secret & Co.	2,221,224	114,082
	Murphy USA Inc.	559,932	111,964
*	Crocs Inc.	1,456,200	111,254
	H&R Block Inc.	4,132,025	107,598
	Lear Corp.	748,653	106,750
	Leggett & Platt Inc.	3,020,043	105,098
	Thor Industries Inc.	1,323,779	104,181
*	Fox Factory Holding Corp.	1,056,108	103,446
*	Goodyear Tire & Rubber Co.	7,061,646	100,911
	Gap Inc.	7,022,111	98,871
	Wendy's Co.	4,427,061	97,263
*	Peloton Interactive Inc. Class A	3,608,448	95,335
*	SeaWorld Entertainment Inc.	1,258,228	93,663
*	Asbury Automotive Group Inc.	579,905	92,901
*	Sabre Corp.	8,115,538	92,761
	Carter's Inc.	1,007,131	92,646
	Signet Jewelers Ltd.	1,253,865	91,156
*	National Vision Holdings Inc.	2,073,827	90,357
*,1	Sonos Inc.	3,199,153	90,280
	Wingstop Inc.	747,638	87,735
*	Academy Sports & Outdoors Inc.	2,218,678	87,416
*,1	Luminar Technologies Inc. Class A	5,541,230	86,609
*	Grand Canyon Education Inc.	885,606	86,001
	Papa John's International Inc.	812,978	85,590
*	Coty Inc. Class A	9,466,259	85,102
*	Under Armour Inc. Class C	5,441,531	84,670
*	Callaway Golf Co.	3,497,743	81,917
	Columbia Sportswear Co.	889,242	80,503
*	Six Flags Entertainment Corp.	1,834,897	79,818
*	Taylor Morrison Home Corp. Class A	2,889,066	78,640
*	Visteon Corp.	702,494	76,663
*,1	Nordstrom Inc.	2,797,216	75,833
*	Under Armour Inc. Class A	4,448,138	75,707
*	Leslie's Inc.	3,890,957	75,329
*	Madison Square Garden Sports Corp.	419,166	75,182
	Steven Madden Ltd.	1,940,163	74,968

		Shares	Market Value ($000)
	Foot Locker Inc.	2,517,830	74,679
*	Skyline Champion Corp.	1,353,273	74,268
*	Meritage Homes Corp.	926,882	73,437
	Cracker Barrel Old Country Store Inc.	582,035	69,105
*	TripAdvisor Inc.	2,522,854	68,420
	Group 1 Automotive Inc.	405,600	68,072
	KB Home	2,099,590	67,985
	MillerKnoll Inc.	1,898,673	65,618
[1]	American Eagle Outfitters Inc.	3,808,680	63,986
*	Dorman Products Inc.	671,168	63,781
	Penske Automotive Group Inc.	678,743	63,612
*	Red Rock Resorts Inc. Class A	1,305,516	63,396
*	Frontdoor Inc.	2,122,987	63,371
*	Shake Shack Inc. Class A	932,596	63,323
	LCI Industries	601,661	62,458
*	Allegiant Travel Co.	384,535	62,445
*	Coursera Inc.	2,643,152	60,898
*	Gentherm Inc.	827,100	60,411
	Rush Enterprises Inc. Class A	1,177,954	59,970
*	Spirit Airlines Inc.	2,720,127	59,489
	Graham Holdings Co. Class B	95,099	58,150
	Dana Inc.	3,248,339	57,073
*	Madison Square Garden Entertainment Corp.	683,698	56,959
	John Wiley & Sons Inc. Class A	1,053,575	55,871
*	KAR Auction Services Inc.	3,037,160	54,821
*	Revolve Group Inc. Class A	1,010,149	54,235
*	Tri Pointe Homes Inc.	2,681,950	53,854
	MDC Holdings Inc.	1,419,262	53,705
	Kontoor Brands Inc.	1,292,649	53,451
*	Figs Inc. Class A	2,470,811	53,172
*	LGI Homes Inc.	539,691	52,717
*	Ollie's Bargain Outlet Holdings Inc.	1,204,422	51,742
*	iHeartMedia Inc. Class A	2,707,706	51,257
*,1	QuantumScape Corp. Class A	2,534,689	50,668
*,1	Fisker Inc.	3,910,283	50,443
*	Cheesecake Factory Inc.	1,256,826	50,009
*	Knowles Corp.	2,303,192	49,588
*	Bloomin' Brands Inc.	2,240,464	49,156
*,1	Bed Bath & Beyond Inc.	2,171,908	48,933
	PriceSmart Inc.	617,321	48,688
	World Wrestling Entertainment Inc. Class A	768,164	47,964
*	Dave & Buster's Entertainment Inc.	970,459	47,650
*	ODP Corp.	1,031,792	47,287
	Jack in the Box Inc.	500,925	46,791
	Wolverine World Wide Inc.	2,044,984	46,135
*	Abercrombie & Fitch Co. Class A	1,417,758	45,354
*	Overstock.com Inc.	1,023,806	45,053
*	Cinemark Holdings Inc.	2,546,488	44,003
	Levi Strauss & Co. Class A	2,212,331	43,716
*	Sally Beauty Holdings Inc.	2,761,820	43,167
*	iRobot Corp.	676,968	42,920
*	Brinker International Inc.	1,116,891	42,621
*	Lions Gate Entertainment Corp. Class B	2,797,125	42,041
	Qurate Retail Inc. Class A	8,760,930	41,702
*	Cardlytics Inc.	750,031	41,237
*	Central Garden & Pet Co. Class A	1,006,235	41,034
*	ACV Auctions Inc. Class A	2,708,011	40,106
	PROG Holdings Inc.	1,381,417	39,743

		Shares	Market Value ($000)
*	Petco Health & Wellness Co. Inc. Class A	1,987,006	38,886
*	Liberty Media Corp.-Liberty Formula One Class A	611,884	38,628
	Inter Parfums Inc.	437,013	38,479
	HNI Corp.	1,034,048	38,311
*	Stride Inc.	1,017,936	36,982
*	Urban Outfitters Inc.	1,469,573	36,901
	Strategic Education Inc.	553,641	36,751
*	SkyWest Inc.	1,268,285	36,590
	Oxford Industries Inc.	401,924	36,374
*	Tenneco Inc. Class A	1,955,406	35,823
	Rent-A-Center Inc.	1,409,988	35,518
	Monro Inc.	796,398	35,312
*	Boot Barn Holdings Inc.	371,442	35,209
*	Adtalem Global Education Inc.	1,173,918	34,877
	Acushnet Holdings Corp.	829,514	33,396
*	Driven Brands Holdings Inc.	1,253,526	32,943
	Sinclair Broadcast Group Inc. Class A	1,170,560	32,799
*	elf Beauty Inc.	1,248,767	32,256
*	Dine Brands Global Inc.	409,572	31,926
*	Laureate Education Inc. Class A	2,678,413	31,739
[1]	Dillard's Inc. Class A	116,179	31,181
	EW Scripps Co. Class A	1,485,430	30,882
*	Clear Channel Outdoor Holdings Inc.	8,875,114	30,708
	Sturm Ruger & Co. Inc.	440,395	30,660
*	G-III Apparel Group Ltd.	1,096,060	29,648
*,1	Dutch Bros Inc. Class A	518,716	28,669
	La-Z-Boy Inc.	1,083,084	28,561
[1]	Camping World Holdings Inc. Class A	993,442	27,767
*	Mister Car Wash Inc.	1,855,936	27,449
*	Sleep Number Corp.	539,240	27,345
*	AMC Networks Inc. Class A	657,550	26,716
	Big Lots Inc.	768,467	26,589
*	GoPro Inc. Class A	3,103,230	26,471
*	Cavco Industries Inc.	108,860	26,219
*,1	ContextLogic Inc. Class A	11,574,210	26,042
*	Vista Outdoor Inc.	704,916	25,158
*,1	Krispy Kreme Inc.	1,672,629	24,839
	Buckle Inc.	746,429	24,662
	Matthews International Corp. Class A	761,167	24,631
*	Lions Gate Entertainment Corp. Class A	1,500,995	24,391
*	Hawaiian Holdings Inc.	1,229,985	24,231
*	2U Inc.	1,816,851	24,128
*	Cars.com Inc.	1,653,587	23,861
	Sonic Automotive Inc. Class A	514,172	21,857
	Guess? Inc.	980,776	21,430
*	American Axle & Manufacturing Holdings Inc.	2,733,234	21,210
*	Sun Country Airlines Holdings Inc.	797,808	20,887
	Interface Inc. Class A	1,492,453	20,253
*	Designer Brands Inc. Class A	1,488,632	20,111
*,1	Corsair Gaming Inc.	949,713	20,096
*	Stitch Fix Inc. Class A	1,984,024	19,979
	Steelcase Inc. Class A	1,641,166	19,612
*	Zumiez Inc.	490,909	18,758
*	Duolingo Inc. Class A	197,108	18,747
	Scholastic Corp.	458,348	18,462
*,1	Canoo Inc.	3,311,561	18,280
*	PowerSchool Holdings Inc. Class A	996,326	16,449
*	BJ's Restaurants Inc.	556,429	15,747

		Shares	Market Value ($000)
	Aaron's Co. Inc.	758,431	15,229
*	Janus International Group Inc.	1,640,662	14,766
*	RealReal Inc.	1,984,941	14,411
*,1	Life Time Group Holdings Inc.	974,816	14,174
*	Latham Group Inc.	1,067,107	14,129
*	Quotient Technology Inc.	2,152,703	13,734
*	WW International Inc.	1,329,251	13,598
*,1	Portillo's Inc. Class A	507,112	12,455
*,1	Sweetgreen Inc. Class A	352,442	11,275
*	Poshmark Inc. Class A	889,570	11,262
*	Genesco Inc.	170,809	10,865
*	Central Garden & Pet Co.	224,046	9,849
*	Angi Inc. Class A	1,718,882	9,746
*	ThredUp Inc. Class A	1,248,468	9,613
*,1	Frontier Group Holdings Inc.	824,675	9,344
*	Rush Street Interactive Inc.	1,270,626	9,237
	Smith & Wesson Brands Inc.	601,675	9,103
	Caleres Inc.	458,850	8,870
*	Vizio Holding Corp. Class A	974,647	8,665
*	Children's Place Inc.	171,552	8,458
*,1	Dream Finders Homes Inc. Class A	488,153	8,338
*	Integral Ad Science Holding Corp.	580,972	8,017
*	Sciplay Corp. Class A	592,303	7,653
*,1	Bowlero Corp.	702,827	7,485
*,1	Cricut Inc. Class A	451,954	5,916
	Global Industrial Co.	181,181	5,839
*,1	Lordstown Motors Corp.	1,692,885	5,773
*,1	Traeger Inc.	750,720	5,585
*,1	Weber Inc. Class A	540,653	5,315
	Rush Enterprises Inc. Class B	102,996	4,980
*,1	Udemy Inc.	348,870	4,347
*	Selectquote Inc.	1,504,411	4,197
*	Lands' End Inc.	192,060	3,250
*	Allbirds Inc. Class A	508,724	3,057
*	Arhaus Inc. Class A	339,712	2,891
*,1	XL Fleet Corp.	1,356,064	2,699
*	El Pollo Loco Holdings Inc.	232,113	2,697
*,1	Solo Brands Inc. Class A	315,112	2,688
*	Brilliant Earth Group Inc. Class A	207,212	2,132
*,1	Revlon Inc. Class A	55,548	448
			19,183,301
Consumer Staples (3.0%)
	Bunge Ltd.	3,520,483	390,105
*	Darling Ingredients Inc.	4,053,749	325,840
*	Performance Food Group Co.	3,878,514	197,455
*	US Foods Holding Corp.	5,028,196	189,211
	Casey's General Stores Inc.	929,243	184,148
	Ingredion Inc.	1,587,256	138,329
	Molson Coors Beverage Co. Class B	2,260,148	120,647
	Flowers Foods Inc.	4,501,808	115,741
	Lamb Weston Holdings Inc.	1,820,301	109,054
*	Freshpet Inc.	1,033,742	106,103
	Sanderson Farms Inc.	531,307	99,615
*	Post Holdings Inc.	1,387,725	96,114
	Spectrum Brands Holdings Inc.	1,022,283	90,697
*	Boston Beer Co. Inc. Class A	230,817	89,665
*	Sprouts Farmers Market Inc.	2,778,952	88,871
*	Simply Good Foods Co.	2,048,527	77,742

		Shares	Market Value ($000)
*	Hostess Brands Inc. Class A	3,472,785	76,193
*	Hain Celestial Group Inc.	2,175,825	74,848
	Lancaster Colony Corp.	482,626	71,984
*	Herbalife Nutrition Ltd.	2,338,478	70,996
*	Grocery Outlet Holding Corp.	2,164,331	70,947
*,1	Beyond Meat Inc.	1,429,305	69,050
*	BellRing Brands Inc.	2,733,000	63,078
	WD-40 Co.	342,749	62,802
*	United Natural Foods Inc.	1,455,761	60,196
	Nu Skin Enterprises Inc. Class A	1,248,418	59,774
	Coca-Cola Consolidated Inc.	116,269	57,768
	Energizer Holdings Inc.	1,786,294	54,946
*	Cal-Maine Foods Inc.	993,683	54,871
*	Celsius Holdings Inc.	938,657	51,795
	Edgewell Personal Care Co.	1,365,805	50,084
	Medifast Inc.	274,859	46,940
*	TreeHouse Foods Inc.	1,398,221	45,107
	J & J Snack Foods Corp.	287,271	44,556
[1]	B&G Foods Inc.	1,625,233	43,849
*	Beauty Health Co.	2,441,373	41,210
	Vector Group Ltd.	3,253,192	39,168
	Reynolds Consumer Products Inc.	1,311,567	38,481
	Andersons Inc.	760,377	38,217
	Universal Corp.	581,432	33,764
*	Pilgrim's Pride Corp.	1,217,777	30,566
	Weis Markets Inc.	401,064	28,644
	National Beverage Corp.	586,279	25,503
	Utz Brands Inc.	1,653,171	24,434
	Seaboard Corp.	5,803	24,404
	Fresh Del Monte Produce Inc.	901,000	23,345
*	USANA Health Sciences Inc.	292,694	23,255
	ACCO Brands Corp.	2,314,064	18,513
*	Duckhorn Portfolio Inc.	867,827	15,786
*	Hydrofarm Holdings Group Inc.	878,535	13,310
	Tootsie Roll Industries Inc.	358,881	12,546
*,1	Rite Aid Corp.	1,339,680	11,722
*	Sovos Brands Inc.	631,987	8,962
*	Honest Co. Inc.	1,274,125	6,638
*	Vital Farms Inc.	372,555	4,605
			4,012,194
Energy (5.6%)
	Marathon Oil Corp.	18,311,654	459,806
	Targa Resources Corp.	5,733,255	432,689
	APA Corp.	8,689,716	359,146
	Ovintiv Inc.	6,542,086	353,731
	Diamondback Energy Inc.	2,224,511	304,936
*	EQT Corp.	8,491,621	292,197
	Coterra Energy Inc.	9,683,577	261,166
	Chesapeake Energy Corp.	2,934,193	255,275
	Texas Pacific Land Corp.	155,227	209,884
*	Antero Resources Corp.	6,703,288	204,651
*	First Solar Inc.	2,397,702	200,784
*	Southwestern Energy Co.	27,918,225	200,174
*	NOV Inc.	9,836,216	192,888
*	Range Resources Corp.	6,240,389	189,583
	PDC Energy Inc.	2,440,068	177,344
	Murphy Oil Corp.	3,679,168	148,602
	Matador Resources Co.	2,804,824	148,600

		Shares	Market Value ($000)
	HF Sinclair Corp.	3,674,311	146,421
*	DT Midstream Inc.	2,423,163	131,481
*	ChampionX Corp.	5,087,161	124,534
	SM Energy Co.	3,045,820	118,635
*,1	ChargePoint Holdings Inc.	5,808,527	115,473
	Helmerich & Payne Inc.	2,382,291	101,914
*	Denbury Inc.	1,193,376	93,763
	Magnolia Oil & Gas Corp. Class A	3,916,518	92,626
*	California Resources Corp.	2,016,074	90,179
*	CNX Resources Corp.	4,313,072	89,367
	Equitrans Midstream Corp.	10,293,373	86,876
	Antero Midstream Corp.	7,783,447	84,606
	Cactus Inc. Class A	1,478,383	83,883
*	Whiting Petroleum Corp.	984,172	80,220
	Patterson-UTI Energy Inc.	5,127,889	79,380
	New Fortress Energy Inc. Class A	1,812,830	77,245
*	Renewable Energy Group Inc.	1,260,381	76,442
	Civitas Resources Inc.	1,276,105	76,196
	Arcosa Inc.	1,208,798	69,204
	Oasis Petroleum Inc.	459,119	67,169
*	Transocean Ltd.	13,984,873	63,911
*	Ameresco Inc. Class A	756,305	60,126
	Enviva Inc.	744,976	58,965
*	PBF Energy Inc. Class A	2,405,344	58,618
*,1	Arch Resources Inc.	386,073	53,039
*,1	FuelCell Energy Inc.	8,720,320	50,229
*	NexTier Oilfield Solutions Inc.	5,192,642	47,980
	Warrior Met Coal Inc.	1,290,895	47,905
*,1	SunPower Corp.	2,167,874	46,566
*	Liberty Oilfield Services Inc. Class A	2,985,139	44,240
	World Fuel Services Corp.	1,544,594	41,766
*	Stem Inc.	3,654,129	40,232
*	Array Technologies Inc.	3,540,720	39,904
*	Delek US Holdings Inc.	1,858,540	39,438
*	Oceaneering International Inc.	2,495,058	37,825
	Core Laboratories NV	1,158,005	36,628
*	Callon Petroleum Co.	615,980	36,392
	Archrock Inc.	3,715,070	34,290
*	Peabody Energy Corp.	1,338,885	32,843
*	Dril-Quip Inc.	872,751	32,597
*	ProPetro Holding Corp.	2,194,868	30,574
*	NOW Inc.	2,768,349	30,535
	Continental Resources Inc.	455,157	27,915
*	MRC Global Inc.	1,985,197	23,644
*	Shoals Technologies Group Inc. Class A	1,303,649	22,214
*,1	EVgo Inc.	1,720,215	22,122
*	RPC Inc.	1,893,490	20,203
	CVR Energy Inc.	757,692	19,351
*,1	Fluence Energy Inc. Class A	752,950	9,871
*	Helix Energy Solutions Group Inc.	1,837,339	8,782
*	Denbury Inc. Warrants Exp. 9/18/23	2	—
			7,395,775
Financials (15.0%)
	Brown & Brown Inc.	5,656,500	408,795
	Signature Bank	1,317,813	386,765
	LPL Financial Holdings Inc.	1,903,604	347,750
	First Horizon Corp.	13,380,382	314,305
	Comerica Inc.	3,284,707	297,036

		Shares	Market Value ($000)
	East West Bancorp Inc.	3,555,373	280,946
	American Financial Group Inc.	1,914,718	278,821
	Invesco Ltd.	11,545,507	266,239
	Carlyle Group Inc.	5,356,180	261,971
	Webster Financial Corp.	4,502,037	252,654
	Assurant Inc.	1,382,460	251,373
	Zions Bancorp NA	3,799,246	249,079
	People's United Financial Inc.	10,722,325	214,339
	Western Alliance Bancorp	2,537,581	210,162
	Cullen/Frost Bankers Inc.	1,443,931	199,855
	First Citizens BancShares Inc. Class A	299,833	199,569
	Commerce Bancshares Inc.	2,728,185	195,311
*,1	Robinhood Markets Inc. Class A	13,915,663	188,001
	SEI Investments Co.	3,117,261	187,690
	Reinsurance Group of America Inc.	1,683,762	184,305
*,1	Upstart Holdings Inc.	1,684,854	183,801
	Old Republic International Corp.	6,925,650	179,167
	Morningstar Inc.	647,664	176,922
	Voya Financial Inc.	2,664,500	176,790
	Starwood Property Trust Inc.	7,284,692	176,071
	RenaissanceRe Holdings Ltd.	1,102,156	174,703
	AGNC Investment Corp.	13,149,820	172,263
	Stifel Financial Corp.	2,534,747	172,109
	Synovus Financial Corp.	3,463,333	169,703
	First American Financial Corp.	2,603,245	168,742
	Pinnacle Financial Partners Inc.	1,811,017	166,758
	SouthState Corp.	1,909,627	155,806
	Ares Management Corp. Class A	1,891,945	153,683
	Prosperity Bancshares Inc.	2,193,025	152,152
	Popular Inc.	1,860,719	152,095
	First Financial Bankshares Inc.	3,392,484	149,676
	Janus Henderson Group plc	4,237,448	148,395
	Unum Group	4,612,677	145,345
	Cadence Bank	4,826,894	141,235
	Glacier Bancorp Inc.	2,773,482	139,451
	Jefferies Financial Group Inc.	4,239,061	139,253
	Valley National Bancorp	10,563,302	137,534
	OneMain Holdings Inc.	2,877,982	136,445
*	Alleghany Corp.	160,983	136,353
	Primerica Inc.	989,978	135,449
	Selective Insurance Group Inc.	1,508,988	134,843
*,1	SoFi Technologies Inc.	14,161,533	133,826
	Affiliated Managers Group Inc.	947,389	133,534
	Wintrust Financial Corp.	1,430,604	132,946
	Bank OZK	3,088,365	131,873
	PacWest Bancorp	2,994,781	129,165
	New Residential Investment Corp.	11,758,273	129,106
	SLM Corp.	7,015,934	128,813
	Blue Owl Capital Inc. Class A	10,154,428	128,758
	Blackstone Mortgage Trust Inc. Class A	4,037,450	128,351
	Lincoln National Corp.	1,944,246	127,076
	Kinsale Capital Group Inc.	543,622	123,957
	Old National Bancorp	7,404,568	121,287
	Hanover Insurance Group Inc.	800,748	119,728
	RLI Corp.	1,078,636	119,330
	United Bankshares Inc.	3,417,315	119,196
	ServisFirst Bancshares Inc.	1,223,911	116,626
	Axis Capital Holdings Ltd.	1,915,885	115,854

		Shares	Market Value ($000)
	New York Community Bancorp Inc.	10,746,123	115,198
*	Silvergate Capital Corp. Class A	751,108	113,094
	Globe Life Inc.	1,120,193	112,691
	Erie Indemnity Co. Class A	636,733	112,148
	Houlihan Lokey Inc. Class A	1,268,410	111,366
	FNB Corp.	8,869,639	110,427
	Hancock Whitney Corp.	2,067,167	107,803
	MGIC Investment Corp.	7,932,312	107,483
	Essent Group Ltd.	2,593,948	106,897
	Assured Guaranty Ltd.	1,663,263	105,883
	Umpqua Holdings Corp.	5,433,963	102,485
*	Brighthouse Financial Inc.	1,951,565	100,818
	UMB Financial Corp.	1,032,393	100,307
	Radian Group Inc.	4,406,320	97,864
*	Credit Acceptance Corp.	176,976	97,402
	Virtu Financial Inc. Class A	2,592,971	96,510
	Walker & Dunlop Inc.	742,041	96,035
	Community Bank System Inc.	1,347,821	94,550
	BankUnited Inc.	2,121,108	93,244
*	Jackson Financial Inc. Class A	2,102,324	92,986
	Lazard Ltd. Class A	2,683,962	92,597
	Evercore Inc. Class A	831,787	92,595
	United Community Banks Inc.	2,649,428	92,200
	Independent Bank Corp. (Massachusetts)	1,125,324	91,928
	Eastern Bankshares Inc.	4,201,374	90,498
	First Hawaiian Inc.	3,199,582	89,236
	Kemper Corp.	1,514,701	85,641
	Bank of Hawaii Corp.	1,010,815	84,828
	Investors Bancorp Inc.	5,605,243	83,686
	Pacific Premier Bancorp Inc.	2,366,136	83,643
	Home BancShares Inc.	3,694,879	83,504
	White Mountains Insurance Group Ltd.	71,793	81,574
*	Trupanion Inc.	914,542	81,504
	FirstCash Holdings Inc.	1,153,681	81,150
	Associated Banc-Corp	3,558,592	80,994
	Cathay General Bancorp	1,800,790	80,585
*	Ryan Specialty Group Holdings Inc. Class A	2,067,106	80,183
	CVB Financial Corp.	3,439,040	79,820
	Federated Hermes Inc. Class B	2,305,993	78,542
	First Interstate BancSystem Inc. Class A	2,099,740	77,207
	WSFS Financial Corp.	1,641,714	76,537
*	Mr Cooper Group Inc.	1,669,649	76,253
	CNO Financial Group Inc.	2,965,347	74,401
	American Equity Investment Life Holding Co.	1,853,038	73,955
	Moelis & Co. Class A	1,565,882	73,518
	Ameris Bancorp	1,658,867	72,791
*	Texas Capital Bancshares Inc.	1,268,998	72,726
	Chimera Investment Corp.	5,973,247	71,918
*	Enstar Group Ltd.	269,401	70,354
	Simmons First National Corp. Class A	2,678,807	70,238
*,1	Marathon Digital Holdings Inc.	2,442,049	68,255
	Fulton Financial Corp.	4,057,366	67,433
	First Bancorp	5,055,533	66,329
	Atlantic Union Bankshares Corp.	1,801,357	66,092
	Independent Bank Group Inc.	908,597	64,656
	BOK Financial Corp.	684,771	64,334
	Columbia Banking System Inc.	1,969,007	63,540
	Artisan Partners Asset Management Inc. Class A	1,588,572	62,510

		Shares	Market Value ($000)
	Navient Corp.	3,665,127	62,454
*	Axos Financial Inc.	1,341,178	62,217
	Hamilton Lane Inc. Class A	791,034	61,139
	International Bancshares Corp.	1,429,179	60,326
	First Merchants Corp.	1,414,894	58,860
*,1	Riot Blockchain Inc.	2,778,468	58,820
*	Focus Financial Partners Inc. Class A	1,230,473	56,282
	Piper Sandler Cos.	426,557	55,986
	Washington Federal Inc.	1,638,045	53,761
	Flagstar Bancorp Inc.	1,265,161	53,643
	Towne Bank	1,732,082	51,859
	Cohen & Steers Inc.	603,634	51,846
	WesBanco Inc.	1,506,311	51,757
	First Financial Bancorp	2,233,885	51,491
	Apollo Commercial Real Estate Finance Inc.	3,523,229	49,079
*	Genworth Financial Inc. Class A	12,721,904	48,089
	Park National Corp.	365,193	47,979
*	Open Lending Corp. Class A	2,533,445	47,907
	Two Harbors Investment Corp.	8,659,494	47,887
	Banner Corp.	814,682	47,683
*	PRA Group Inc.	1,035,909	46,699
	Hope Bancorp Inc.	2,858,426	45,964
*	Cannae Holdings Inc.	1,889,075	45,187
	Renasant Corp.	1,324,915	44,318
	Hilltop Holdings Inc.	1,480,152	43,516
	Horace Mann Educators Corp.	1,036,521	43,358
	Virtus Investment Partners Inc.	180,580	43,337
*	MFA Financial Inc.	10,736,361	43,268
	Eagle Bancorp Inc.	754,449	43,011
	StepStone Group Inc. Class A	1,295,378	42,825
	Trustmark Corp.	1,394,961	42,393
	Northwest Bancshares Inc.	3,001,583	40,551
	Provident Financial Services Inc.	1,730,884	40,503
	PennyMac Mortgage Investment Trust	2,396,071	40,470
*	LendingClub Corp.	2,532,229	39,959
[1]	iStar Inc.	1,652,651	38,689
	Westamerica Bancorp	635,958	38,475
	Mercury General Corp.	692,564	38,091
	NBT Bancorp Inc.	1,026,621	37,092
	PennyMac Financial Services Inc.	694,375	36,941
*	Encore Capital Group Inc.	584,493	36,665
	ProAssurance Corp.	1,340,329	36,028
	Goosehead Insurance Inc. Class A	455,875	35,818
	Capitol Federal Financial Inc.	3,286,608	35,758
	BGC Partners Inc. Class A	7,932,972	34,905
	Ladder Capital Corp.	2,914,468	34,595
	First Commonwealth Financial Corp.	2,276,224	34,508
	Argo Group International Holdings Ltd.	829,251	34,231
*	LendingTree Inc.	284,300	34,022
	BancFirst Corp.	407,754	33,929
	Compass Diversified Holdings	1,389,801	33,036
	OFG Bancorp	1,236,981	32,953
	Safety Insurance Group Inc.	350,733	31,864
	Berkshire Hills Bancorp Inc.	1,089,194	31,554
*,1	Oscar Health Inc. Class A	3,083,487	30,742
	Redwood Trust Inc.	2,855,593	30,069
	Brookline Bancorp Inc.	1,836,470	29,053
	National Bank Holdings Corp. Class A	711,315	28,652

		Shares	Market Value ($000)
*	Triumph Bancorp Inc.	299,618	28,170
	City Holding Co.	353,932	27,854
	S&T Bancorp Inc.	923,371	27,313
	Broadmark Realty Capital Inc.	3,116,411	26,957
	Employers Holdings Inc.	655,061	26,871
*	TPG Inc. Class A	887,226	26,741
	Nelnet Inc. Class A	312,828	26,587
*,1	Lemonade Inc.	928,107	24,474
	Tompkins Financial Corp.	311,274	24,363
	TFS Financial Corp.	1,442,228	23,941
	Heartland Financial USA Inc.	481,427	23,027
*	Blucora Inc.	1,170,262	22,879
	BrightSpire Capital Inc. Class A	2,326,616	21,521
	KKR Real Estate Finance Trust Inc.	1,033,969	21,310
	Kearny Financial Corp.	1,638,752	21,107
	Live Oak Bancshares Inc.	404,464	20,583
[1]	ARMOUR Residential REIT Inc.	2,436,677	20,468
*	Columbia Financial Inc.	951,121	20,459
*	World Acceptance Corp.	105,511	20,241
	Arbor Realty Trust Inc.	1,181,741	20,161
*	Palomar Holdings Inc.	303,302	19,408
	Central Pacific Financial Corp.	673,746	18,798
	Invesco Mortgage Capital Inc.	8,210,664	18,720
	TPG RE Finance Trust Inc.	1,573,453	18,582
	United Fire Group Inc.	594,051	18,457
	WisdomTree Investments Inc.	3,116,731	18,295
	PJT Partners Inc. Class A	275,444	17,386
*	SiriusPoint Ltd.	2,252,842	16,851
*,1	Clearwater Analytics Holdings Inc. Class A	776,660	16,310
	Northfield Bancorp Inc.	1,082,860	15,550
*	Franklin BSP Realty Trust Inc.	1,095,480	15,315
*	BRP Group Inc. Class A	496,942	13,333
*	Ambac Financial Group Inc.	1,171,583	12,184
*	AssetMark Financial Holdings Inc.	463,230	10,307
	National Western Life Group Inc. Class A	48,041	10,108
	GCM Grosvenor Inc. Class A	947,420	9,199
	Victory Capital Holdings Inc. Class A	296,819	8,569
	Granite Point Mortgage Trust Inc.	690,989	7,684
*	P10 Inc. Class A	507,399	6,150
[1]	UWM Holdings Corp. Class A	1,125,113	5,097
*,1	Hagerty Inc. Class A	326,744	3,526
*,1	Bakkt Holdings Inc.	515,615	3,176
	loanDepot Inc. Class A	728,828	3,025
*,1	Root Inc. Class A	1,444,312	2,845
	Associated Capital Group Inc. Class A	50,809	2,129
*,1	Romeo Power Inc.	1,114,811	1,661
*,1	GoHealth Inc. Class A	729,536	861
	Goldman Sachs Group Inc.	1	—
			19,692,729
Health Care (10.9%)
*	Molina Healthcare Inc.	1,463,351	488,159
	Bio-Techne Corp.	984,171	426,185
*	Repligen Corp.	1,316,818	247,680
*	Tenet Healthcare Corp.	2,692,006	231,405
*	Jazz Pharmaceuticals plc	1,463,125	227,765
*	Neurocrine Biosciences Inc.	2,388,013	223,876
	Organon & Co.	6,353,158	221,916
*	Syneos Health Inc.	2,611,153	211,373

		Shares	Market Value ($000)
*	Penumbra Inc.	896,421	199,122
*	Envista Holdings Corp.	4,054,063	197,473
	Chemed Corp.	385,904	195,480
*	Tandem Diabetes Care Inc.	1,601,406	186,228
*	Novocure Ltd.	2,224,986	184,340
*	Masimo Corp.	1,248,186	181,661
*	Exelixis Inc.	8,007,593	181,532
*	United Therapeutics Corp.	1,010,669	181,324
*	Charles River Laboratories International Inc.	632,253	179,541
	Encompass Health Corp.	2,494,933	177,415
*	Shockwave Medical Inc.	840,916	174,372
	Bruker Corp.	2,659,062	170,978
*	Inspire Medical Systems Inc.	655,556	168,275
*	Sarepta Therapeutics Inc.	2,073,779	162,004
*	Guardant Health Inc.	2,425,752	160,682
*	Acadia Healthcare Co. Inc.	2,254,719	147,752
*	Globus Medical Inc. Class A	1,983,139	146,316
*	Omnicell Inc.	1,101,378	142,617
*	HealthEquity Inc.	2,096,517	141,389
*	Amedisys Inc.	815,426	140,490
*,1	Novavax Inc.	1,895,685	139,617
*	Halozyme Therapeutics Inc.	3,452,526	137,687
	Perrigo Co. plc	3,351,154	128,785
*	Intra-Cellular Therapies Inc.	2,083,131	127,467
*	LHC Group Inc.	754,331	127,180
*	ICU Medical Inc.	564,772	125,741
*	Intellia Therapeutics Inc.	1,685,083	122,455
*	Ultragenyx Pharmaceutical Inc.	1,651,328	119,919
	Ensign Group Inc.	1,310,501	117,958
*	Medpace Holdings Inc.	706,496	115,576
*	Arrowhead Pharmaceuticals Inc.	2,510,562	115,461
*	Integra LifeSciences Holdings Corp.	1,773,281	113,951
*	Apellis Pharmaceuticals Inc.	2,241,106	113,871
*	Ionis Pharmaceuticals Inc.	3,008,334	111,429
*	iRhythm Technologies Inc.	701,178	110,414
*	Doximity Inc. Class A	2,111,990	110,014
	CONMED Corp.	737,773	109,596
*	Alkermes plc	4,061,582	106,860
*	Option Care Health Inc.	3,606,121	102,991
*	Mirati Therapeutics Inc.	1,245,098	102,372
	Premier Inc. Class A	2,834,553	100,882
*	Quidel Corp.	890,235	100,116
*	Maravai LifeSciences Holdings Inc. Class A	2,801,821	98,820
*	STAAR Surgical Co.	1,197,334	95,679
*	Blueprint Medicines Corp.	1,483,301	94,753
*	R1 RCM Inc.	3,489,996	93,392
*	Inari Medical Inc.	989,533	89,691
*	Merit Medical Systems Inc.	1,342,857	89,327
*	Progyny Inc.	1,715,008	88,151
*	Natera Inc.	2,153,298	87,596
*	Neogen Corp.	2,700,601	83,287
*	Haemonetics Corp.	1,281,863	81,039
*	Pacira BioSciences Inc.	1,059,564	80,866
*	10X Genomics Inc. Class A	1,052,237	80,044
	Owens & Minor Inc.	1,799,379	79,209
*	Fate Therapeutics Inc.	2,033,243	78,829
*	NuVasive Inc.	1,297,317	73,558
*	Cytokinetics Inc.	1,997,857	73,541

		Shares	Market Value ($000)
*	Beam Therapeutics Inc.	1,280,829	73,392
*	ACADIA Pharmaceuticals Inc.	3,022,694	73,210
*	Oak Street Health Inc.	2,718,465	73,072
*	AtriCure Inc.	1,095,405	71,935
*	Arvinas Inc.	1,060,647	71,382
	Patterson Cos. Inc.	2,199,545	71,199
*	Karuna Therapeutics Inc.	559,866	70,985
*	Insmed Inc.	2,977,421	69,969
*	Denali Therapeutics Inc.	2,140,868	68,872
*	Integer Holdings Corp.	827,624	66,682
*	PTC Therapeutics Inc.	1,787,025	66,674
*	Prestige Consumer Healthcare Inc.	1,257,328	66,563
*	Amicus Therapeutics Inc.	7,017,006	66,451
*	Evolent Health Inc. Class A	2,050,437	66,229
*	Glaukos Corp.	1,118,946	64,697
	Select Medical Holdings Corp.	2,682,196	64,346
*	Twist Bioscience Corp.	1,261,501	62,293
*	Nevro Corp.	833,903	60,316
*	Certara Inc.	2,760,483	59,295
*	Global Blood Therapeutics Inc.	1,623,805	56,249
*	Iovance Biotherapeutics Inc.	3,339,848	55,608
*	Surgery Partners Inc.	1,008,398	55,512
*	Ortho Clinical Diagnostics Holdings plc	2,967,790	55,379
*	Outset Medical Inc.	1,188,834	53,973
*	Sotera Health Co.	2,482,878	53,779
*,1	Warby Parker Inc. Class A	1,532,763	51,823
*,1	Corcept Therapeutics Inc.	2,256,047	50,806
*	Vir Biotechnology Inc.	1,968,248	50,623
*	Veracyte Inc.	1,778,719	49,039
*	Relay Therapeutics Inc.	1,622,049	48,548
*	MEDNAX Inc.	2,055,906	48,273
*	Myriad Genetics Inc.	1,897,067	47,806
*	Pacific Biosciences of California Inc.	5,249,220	47,768
*	Emergent BioSolutions Inc.	1,144,193	46,981
*	SpringWorks Therapeutics Inc.	803,057	45,325
*	Cerevel Therapeutics Holdings Inc.	1,291,439	45,213
*	Ligand Pharmaceuticals Inc.	397,360	44,699
*	Lantheus Holdings Inc.	808,045	44,693
*	Adaptive Biotechnologies Corp.	3,193,513	44,326
*	CareDx Inc.	1,196,856	44,272
*	Apollo Medical Holdings Inc.	902,664	43,752
*	Invitae Corp.	5,384,269	42,913
*	1Life Healthcare Inc.	3,862,133	42,792
*	Ironwood Pharmaceuticals Inc. Class A	3,397,075	42,735
*	REVOLUTION Medicines Inc.	1,659,196	42,326
*	Sage Therapeutics Inc.	1,256,430	41,588
*,1	Multiplan Corp.	8,795,131	41,161
*	CorVel Corp.	242,597	40,863
*	Supernus Pharmaceuticals Inc.	1,264,068	40,855
*	Agios Pharmaceuticals Inc.	1,374,043	39,998
*	Xencor Inc.	1,491,874	39,803
*	Avanos Medical Inc.	1,182,170	39,603
*	Zentalis Pharmaceuticals Inc.	856,841	39,535
*	BioCryst Pharmaceuticals Inc.	2,250,592	36,595
*	NeoGenomics Inc.	2,928,861	35,586
*	ChemoCentryx Inc.	1,402,941	35,172
	Healthcare Services Group Inc.	1,849,879	34,352
*	Tivity Health Inc.	1,054,790	33,933

		Shares	Market Value ($000)
*	Editas Medicine Inc.	1,718,946	32,694
*	Silk Road Medical Inc.	788,406	32,553
*,1	OPKO Health Inc.	9,390,953	32,305
*	Harmony Biosciences Holdings Inc.	661,733	32,193
*	Madrigal Pharmaceuticals Inc.	320,336	31,431
*	Brookdale Senior Living Inc.	4,406,793	31,068
*	TG Therapeutics Inc.	3,226,884	30,688
*	Innoviva Inc.	1,566,174	30,305
*	REGENXBIO Inc.	910,388	30,216
*	Kymera Therapeutics Inc.	710,581	30,072
*	Axsome Therapeutics Inc.	708,904	29,342
*	AdaptHealth Corp. Class A	1,820,593	29,184
*	Health Catalyst Inc.	1,114,878	29,132
*	Privia Health Group Inc.	1,065,253	28,474
*	Meridian Bioscience Inc.	1,095,150	28,430
*	NextGen Healthcare Inc.	1,340,481	28,029
*	Axonics Inc.	434,637	27,208
*	Turning Point Therapeutics Inc.	989,590	26,570
*,1	Clover Health Investments Corp. Class A	7,476,142	26,540
*,1	Bridgebio Pharma Inc.	2,588,414	26,272
*	Vaxcyte Inc.	1,044,519	25,225
*	FibroGen Inc.	2,094,260	25,173
*	Nektar Therapeutics	4,633,464	24,974
*	Accolade Inc.	1,344,402	23,608
*	Reata Pharmaceuticals Inc. Class A	674,420	22,094
	National HealthCare Corp.	312,743	21,964
*	Cytek Biosciences Inc.	2,005,306	21,617
*,1	Cano Health Inc.	3,387,138	21,508
*	Varex Imaging Corp.	996,234	21,210
*	Alignment Healthcare Inc.	1,887,099	21,192
*	NanoString Technologies Inc.	572,802	19,905
*	Arcus Biosciences Inc.	624,104	19,697
*	American Well Corp. Class A	4,578,023	19,273
*,1	23andMe Holding Co.	4,999,114	19,147
*	Alector Inc.	1,331,664	18,976
*,1	LifeStance Health Group Inc.	1,865,016	18,855
*	Nuvation Bio Inc.	3,533,791	18,588
*,1	Seer Inc. Class A	1,215,304	18,521
*,1	Sana Biotechnology Inc.	2,133,380	17,622
*	Inogen Inc.	541,248	17,547
*,1	Butterfly Network Inc.	3,634,661	17,301
*	Pulmonx Corp.	696,193	17,273
*	Agiliti Inc.	818,598	17,272
*	PMV Pharmaceuticals Inc.	798,113	16,617
*	GoodRx Holdings Inc. Class A	853,272	16,494
*	Allogene Therapeutics Inc.	1,793,413	16,338
*	Orthofix Medical Inc.	476,333	15,576
*	Definitive Healthcare Corp. Class A	620,449	15,294
*	Phreesia Inc.	577,631	15,226
*	Verve Therapeutics Inc.	661,262	15,090
*,1	Heron Therapeutics Inc.	2,565,526	14,675
*,1	Recursion Pharmaceuticals Inc. Class A	2,011,986	14,406
*	Theravance Biopharma Inc.	1,490,410	14,248
*	Amneal Pharmaceuticals Inc.	3,360,322	14,013
*	Instil Bio Inc.	1,302,302	14,000
*	Treace Medical Concepts Inc.	732,433	13,850
*,1	Lyell Immunopharma Inc.	2,691,009	13,590
*	Gossamer Bio Inc.	1,553,971	13,488

		Shares	Market Value ($000)
*,1	Hims & Hers Health Inc.	2,442,356	13,018
*,1	Monte Rosa Therapeutics Inc.	926,752	12,993
*,1	Erasca Inc.	1,507,713	12,966
*	Endo International plc	5,599,384	12,935
*	Atea Pharmaceuticals Inc.	1,778,803	12,843
*	HealthStream Inc.	640,605	12,761
*	AnaptysBio Inc.	486,915	12,046
*	NGM Biopharmaceuticals Inc.	787,920	12,016
*	Signify Health Inc. Class A	641,338	11,640
*	Natus Medical Inc.	432,656	11,370
*,1	ImmunityBio Inc.	2,016,756	11,314
*	Stoke Therapeutics Inc.	510,943	10,755
	Phibro Animal Health Corp. Class A	519,690	10,368
*	Atara Biotherapeutics Inc.	1,069,788	9,938
*	Praxis Precision Medicines Inc.	909,508	9,286
*,1	Day One Biopharmaceuticals Inc.	925,522	9,181
*	Rocket Pharmaceuticals Inc.	574,140	9,106
*,1	Design Therapeutics Inc.	558,624	9,022
*,1	Ginkgo Bioworks Holdings Inc.	2,207,077	8,895
*	Sangamo Therapeutics Inc.	1,521,578	8,840
*,1	Absci Corp.	1,035,703	8,731
*	ALX Oncology Holdings Inc.	459,446	7,765
*	Kiniksa Pharmaceuticals Ltd. Class A	772,584	7,679
*	Phathom Pharmaceuticals Inc.	561,928	7,648
*,1	Adagio Therapeutics Inc.	1,667,925	7,606
*,1	SmileDirectClub Inc. Class A	2,730,482	7,072
*,1	Cullinan Oncology Inc.	669,729	7,012
*,1	Nuvalent Inc. Class A	477,923	6,638
*,1	P3 Health Partners Inc.	788,718	6,168
*	Pennant Group Inc.	319,654	5,955
*,1	PROCEPT BioRobotics Corp.	165,913	5,805
*	Immunovant Inc.	1,035,188	5,704
*,1	Allovir Inc.	744,502	5,025
*	Radius Health Inc.	552,647	4,880
*	Berkeley Lights Inc.	619,480	4,405
*	Bluebird Bio Inc.	846,836	4,107
*	Generation Bio Co.	553,651	4,064
*	Aveanna Healthcare Holdings Inc.	1,182,234	4,031
*,1	Amylyx Pharmaceuticals Inc.	281,651	3,619
*	Forma Therapeutics Holdings Inc.	363,442	3,380
*,1	Innovage Holding Corp.	517,590	3,323
*	Kronos Bio Inc.	435,961	3,152
*	Kodiak Sciences Inc.	374,175	2,889
*	Kinnate Biopharma Inc.	256,229	2,885
*,1	Singular Genomics Systems Inc.	440,783	2,781
*	Allakos Inc.	441,266	2,515
*	Precigen Inc.	1,118,438	2,360
*	BioAtla Inc.	302,390	1,512
*,1	Prelude Therapeutics Inc.	178,819	1,234
*,1	Cue Health Inc.	34,129	220
*,1,2	Zogenix Inc. CVR	215,490	147
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
			14,313,051
Industrials (18.7%)
	Quanta Services Inc.	3,570,877	469,963
	IDEX Corp.	1,907,344	365,695
	Howmet Aerospace Inc.	9,449,545	339,617
	Carlisle Cos. Inc.	1,305,626	321,080

		Shares	Market Value ($000)
*	Builders FirstSource Inc.	4,799,723	309,774
*	Fair Isaac Corp.	658,493	307,161
	Robert Half International Inc.	2,634,303	300,785
	Nordson Corp.	1,312,165	297,966
	Graco Inc.	4,266,827	297,483
	Booz Allen Hamilton Holding Corp.	3,339,409	293,334
*	AECOM	3,542,764	272,120
	RPM International Inc.	3,249,679	264,654
	Regal Rexnord Corp.	1,698,414	252,690
	Watsco Inc.	827,317	252,034
	Sealed Air Corp.	3,713,925	248,684
	Allegion plc	2,211,409	242,768
*	Middleby Corp.	1,393,861	228,510
	Owens Corning	2,484,847	227,364
	Toro Co.	2,628,889	224,744
*	Axon Enterprise Inc.	1,629,606	224,446
	Pentair plc	4,137,233	224,279
	Tetra Tech Inc.	1,353,953	223,321
	AGCO Corp.	1,500,182	219,072
*	WillScot Mobile Mini Holdings Corp.	5,593,228	218,863
	Lennox International Inc.	826,342	213,081
	A O Smith Corp.	3,293,260	210,406
	MKS Instruments Inc.	1,389,467	208,420
	Lincoln Electric Holdings Inc.	1,472,270	202,894
	Genpact Ltd.	4,644,906	202,100
*	Sensata Technologies Holding plc	3,953,775	201,049
*	WEX Inc.	1,123,770	200,537
	Huntington Ingalls Industries Inc.	1,002,708	199,980
*	Paylocity Holding Corp.	966,217	198,818
*	Berry Global Group Inc.	3,386,701	196,293
	AptarGroup Inc.	1,642,881	193,039
	Knight-Swift Transportation Holdings Inc. Class A	3,745,908	189,019
*	Trex Co. Inc.	2,884,150	188,422
*	XPO Logistics Inc.	2,587,911	188,400
	Woodward Inc.	1,502,181	187,637
	Western Union Co.	9,868,484	184,935
*	GXO Logistics Inc.	2,586,968	184,554
	Advanced Drainage Systems Inc.	1,531,682	181,979
	Jack Henry & Associates Inc.	912,021	179,714
*	Coherent Inc.	620,974	169,749
	Oshkosh Corp.	1,673,951	168,483
	Acuity Brands Inc.	877,424	166,096
*	WESCO International Inc.	1,263,296	164,405
*	Saia Inc.	661,264	161,229
	ITT Inc.	2,137,090	160,731
	Donaldson Co. Inc.	3,094,533	160,699
	Cognex Corp.	2,069,172	159,637
*	Euronet Worldwide Inc.	1,217,527	158,461
*	Chart Industries Inc.	917,687	157,631
	Brunswick Corp.	1,918,015	155,148
	Graphic Packaging Holding Co.	7,702,806	154,364
	Littelfuse Inc.	618,886	154,356
	Sonoco Products Co.	2,466,165	154,283
*	TopBuild Corp.	825,465	149,731
	EMCOR Group Inc.	1,320,506	148,729
	nVent Electric plc	4,217,770	146,694
*	ASGN Inc.	1,240,934	144,829
	Curtiss-Wright Corp.	963,836	144,730

		Shares	Market Value ($000)
	Exponent Inc.	1,306,366	141,153
	Landstar System Inc.	933,046	140,731
*	Axalta Coating Systems Ltd.	5,626,238	138,293
*	Colfax Corp.	3,435,293	136,690
	MDU Resources Group Inc.	5,099,694	135,907
	Crane Co.	1,251,250	135,485
*	FTI Consulting Inc.	860,431	135,277
	Louisiana-Pacific Corp.	2,150,077	133,563
*	MasTec Inc.	1,532,833	133,510
	Spirit AeroSystems Holdings Inc. Class A	2,634,255	128,789
	Matson Inc.	1,053,998	127,133
	Eagle Materials Inc.	990,089	127,088
	ManpowerGroup Inc.	1,344,975	126,320
	Hubbell Inc. Class B	682,030	125,337
	MSA Safety Inc.	934,972	124,071
	BWX Technologies Inc.	2,292,775	123,489
*	AMN Healthcare Services Inc.	1,169,295	121,993
	Air Lease Corp. Class A	2,716,297	121,283
	Valmont Industries Inc.	506,361	120,818
	Simpson Manufacturing Co. Inc.	1,088,897	118,733
	Flowserve Corp.	3,269,797	117,386
	Maximus Inc.	1,552,744	116,378
	Triton International Ltd.	1,637,198	114,899
*	ExlService Holdings Inc.	793,333	113,661
*	Atkore Inc.	1,124,795	110,725
	GATX Corp.	887,561	109,463
*	Kirby Corp.	1,509,214	108,950
	Armstrong World Industries Inc.	1,180,737	106,278
	Zurn Water Solutions Corp.	2,994,497	106,005
*	Herc Holdings Inc.	633,080	105,781
	Vontier Corp.	4,041,769	102,621
	Ryder System Inc.	1,281,442	101,657
*	Fluor Corp.	3,542,903	101,646
	Applied Industrial Technologies Inc.	963,977	98,962
	Watts Water Technologies Inc. Class A	691,608	96,542
	Allison Transmission Holdings Inc.	2,455,028	96,384
	Silgan Holdings Inc.	2,076,971	96,018
	MSC Industrial Direct Co. Inc. Class A	1,123,376	95,723
	John Bean Technologies Corp.	795,952	94,296
*	Summit Materials Inc. Class A	2,973,443	92,355
*	TriNet Group Inc.	936,208	92,085
	Insperity Inc.	913,563	91,740
*	API Group Corp.	4,359,252	91,675
	SPX FLOW Inc.	1,054,482	90,917
*	ACI Worldwide Inc.	2,883,759	90,810
	Korn Ferry	1,364,628	88,619
	HB Fuller Co.	1,330,191	87,886
*	Mercury Systems Inc.	1,351,617	87,112
*	Resideo Technologies Inc.	3,631,689	86,543
*	Allegheny Technologies Inc.	3,191,724	85,666
	Brink's Co.	1,233,382	83,870
*	Beacon Roofing Supply Inc.	1,412,669	83,743
	Franklin Electric Co. Inc.	990,052	82,214
*	Mohawk Industries Inc.	651,601	80,929
*	Bloom Energy Corp. Class A	3,334,685	80,533
	ABM Industries Inc.	1,691,819	77,891
	EnerSys	1,034,204	77,121
	Comfort Systems USA Inc.	857,015	76,283

		Shares	Market Value ($000)
*	Welbilt Inc.	3,209,747	76,232
*	Shift4 Payments Inc. Class A	1,225,572	75,900
	Aerojet Rocketdyne Holdings Inc.	1,920,161	75,558
	EVERTEC Inc.	1,805,818	73,912
	Badger Meter Inc.	732,509	73,038
	Hillenbrand Inc.	1,641,892	72,522
	Trinity Industries Inc.	2,087,781	71,736
	UniFirst Corp.	381,468	70,297
*	Alight Inc. Class A	6,974,383	69,395
*	Dycom Industries Inc.	718,111	68,407
	Maxar Technologies Inc.	1,730,979	68,304
	Albany International Corp. Class A	803,326	67,736
*	AZEK Co. Inc. Class A	2,716,096	67,468
	Bread Financial Holdings Inc.	1,186,920	66,646
	Forward Air Corp.	674,928	65,994
	Otter Tail Corp.	1,043,415	65,213
	Moog Inc. Class A	730,658	64,152
*	Kratos Defense & Security Solutions Inc.	3,123,092	63,961
	Altra Industrial Motion Corp.	1,626,644	63,325
*	Atlas Air Worldwide Holdings Inc.	732,589	63,274
*	Meritor Inc.	1,775,636	63,159
	Belden Inc.	1,127,367	62,456
*	Hub Group Inc. Class A	806,365	62,259
*	Air Transport Services Group Inc.	1,857,933	62,148
*	Verra Mobility Corp. Class A	3,716,560	60,506
	Installed Building Products Inc.	708,357	59,849
	ManTech International Corp. Class A	692,050	59,648
	Kennametal Inc.	2,084,468	59,637
*	Itron Inc.	1,131,973	59,632
	Werner Enterprises Inc.	1,448,102	59,372
	Terex Corp.	1,659,707	59,185
	Helios Technologies Inc.	729,997	58,582
	AAON Inc.	1,050,629	58,552
*	AeroVironment Inc.	590,597	55,599
*,1	Nikola Corp.	5,189,076	55,575
	Encore Wire Corp.	482,253	55,011
*,1	Rocket Lab USA Inc.	6,772,768	54,521
*	SPX Corp.	1,079,720	53,349
	Brady Corp. Class A	1,147,804	53,109
*	Masonite International Corp.	581,835	51,748
	McGrath RentCorp	608,143	51,680
*	O-I Glass Inc.	3,895,720	51,346
*	GMS Inc.	1,024,664	50,998
	Mueller Water Products Inc. Class A	3,935,218	50,843
	EnPro Industries Inc.	516,278	50,456
*	Flywire Corp.	1,607,233	49,149
	ArcBest Corp.	607,992	48,943
	Barnes Group Inc.	1,203,343	48,362
*,1	Virgin Galactic Holdings Inc.	4,852,464	47,942
	ESCO Technologies Inc.	651,110	45,526
*	JELD-WEN Holding Inc.	2,138,699	43,373
	Lindsay Corp.	274,198	43,052
*	Ferro Corp.	1,968,037	42,785
	Greif Inc. Class A	631,383	41,078
*	AAR Corp.	843,126	40,833
	ADT Inc.	5,279,870	40,074
	Greenbrier Cos. Inc.	774,012	39,869
*	Vicor Corp.	561,495	39,613

		Shares	Market Value ($000)
*,1	TuSimple Holdings Inc. Class A	3,233,078	39,444
	TTEC Holdings Inc.	469,463	38,740
*	Hayward Holdings Inc.	2,325,880	38,656
*	Gates Industrial Corp. plc	2,551,407	38,424
	Granite Construction Inc.	1,146,230	37,596
*,1	Proterra Inc.	4,909,264	36,918
*	Proto Labs Inc.	687,090	36,347
*	OSI Systems Inc.	421,233	35,855
*	Green Dot Corp. Class A	1,299,027	35,697
	Kforce Inc.	478,815	35,418
	Tennant Co.	438,909	34,586
*	TriMas Corp.	1,062,481	34,095
*	Payoneer Global Inc.	7,633,856	34,047
	H&E Equipment Services Inc.	763,312	33,219
	Enerpac Tool Group Corp. Class A	1,516,726	33,201
	Schneider National Inc. Class B	1,301,952	33,200
*	CoreCivic Inc.	2,965,712	33,127
	Deluxe Corp.	1,057,969	31,993
*,1	Legalzoom.com Inc.	2,216,012	31,334
*	Hillman Solutions Corp.	2,578,010	30,627
	Primoris Services Corp.	1,276,576	30,408
*	Core & Main Inc. Class A	1,256,610	30,397
	Standex International Corp.	303,224	30,298
	Kaman Corp.	692,053	30,090
	AZZ Inc.	585,003	28,221
	Apogee Enterprises Inc.	591,585	28,077
*	ZipRecruiter Inc. Class A	1,188,689	27,316
*	First Advantage Corp.	1,336,821	26,990
*	Evo Payments Inc. Class A	1,168,541	26,982
*	TaskUS Inc. Class A	684,698	26,333
*,1	Desktop Metal Inc. Class A	5,424,428	25,712
	Griffon Corp.	1,262,729	25,292
*	Cimpress plc	393,436	25,019
*	Huron Consulting Group Inc.	539,353	24,708
*	TrueBlue Inc.	824,689	23,825
	Astec Industries Inc.	543,407	23,367
*	FARO Technologies Inc.	449,385	23,332
*	Marqeta Inc. Class A	2,031,805	22,431
*	CryoPort Inc.	615,111	21,474
	Pitney Bowes Inc.	4,081,843	21,226
*	Conduent Inc.	4,056,790	20,933
*	Triumph Group Inc.	772,422	19,527
	Gorman-Rupp Co.	526,792	18,901
*	BTRS Holdings Inc.	2,506,782	18,751
	Quanex Building Products Corp.	849,894	17,839
*	Gibraltar Industries Inc.	412,663	17,724
	Kelly Services Inc. Class A	813,382	17,642
*,1	Joby Aviation Inc.	2,630,775	17,416
	Wabash National Corp.	1,136,302	16,863
	Heartland Express Inc.	1,190,576	16,751
*	Forrester Research Inc.	290,348	16,381
*,1	PureCycle Technologies Inc.	2,041,636	16,333
*	Mirion Technologies Inc.	2,006,715	16,194
*	BrightView Holdings Inc.	1,117,490	15,209
*,1	CS Disco Inc.	431,186	14,647
*	Thermon Group Holdings Inc.	846,870	13,719
*,1	Hyliion Holdings Corp.	3,060,940	13,560
*	CIRCOR International Inc.	508,011	13,523

		Shares	Market Value ($000)
*	Advantage Solutions Inc.	2,014,801	12,854
	REV Group Inc.	843,916	11,308
*	Tutor Perini Corp.	1,041,453	11,248
*	Ranpak Holdings Corp. Class A	545,780	11,150
*,1	Latch Inc.	2,513,919	10,734
	Greif Inc. Class B	164,882	10,513
	National Presto Industries Inc.	134,890	10,380
	International Seaways Inc.	575,386	10,380
*	American Woodmark Corp.	209,298	10,245
*	Sterling Check Corp.	362,179	9,572
	Kronos Worldwide Inc.	590,968	9,172
	Pactiv Evergreen Inc.	906,149	9,116
*,1	Velo3D Inc.	926,625	8,627
*	Loyalty Ventures Inc.	494,722	8,178
*	Enovix Corp.	547,345	7,811
*	Paymentus Holdings Inc. Class A	365,939	7,714
*	Vivint Smart Home Inc.	1,060,822	7,171
	Hyster-Yale Materials Handling Inc.	207,358	6,886
*	Aurora Innovation Inc.	1,188,189	6,642
*,1	Velodyne Lidar Inc.	2,512,713	6,433
*,1	Danimer Scientific Inc.	1,051,620	6,163
*	AvidXchange Holdings Inc.	749,901	6,037
*,1	View Inc.	523,184	963
*	Remitly Global Inc.	2,752	27
			24,632,847
Real Estate (9.4%)
	Kimco Realty Corp.	15,455,375	381,748
	Equity LifeStyle Properties Inc.	4,193,521	320,720
	Medical Properties Trust Inc.	14,966,784	316,398
	American Homes 4 Rent Class A	7,675,945	307,268
*	Jones Lang LaSalle Inc.	1,265,482	303,032
	Rexford Industrial Realty Inc.	4,022,768	300,058
	Life Storage Inc.	2,055,382	288,637
	CubeSmart	5,483,558	285,310
	Gaming & Leisure Properties Inc.	5,894,643	276,636
	VICI Properties Inc.	9,378,159	266,902
	Lamar Advertising Co. Class A	2,175,872	252,793
	Federal Realty Investment Trust	1,970,595	240,551
	Kilroy Realty Corp.	2,924,587	223,497
	EastGroup Properties Inc.	1,033,810	210,153
	Apartment Income REIT Corp.	3,928,498	210,018
	First Industrial Realty Trust Inc.	3,303,610	204,526
	National Retail Properties Inc.	4,402,299	197,839
	Vornado Realty Trust	4,326,316	196,069
	American Campus Communities Inc.	3,490,192	195,346
	Brixmor Property Group Inc.	7,468,810	192,770
	Omega Healthcare Investors Inc.	5,995,704	186,826
	Americold Realty Trust	6,686,776	186,427
	STAG Industrial Inc.	4,462,788	184,536
	STORE Capital Corp.	6,181,770	180,693
*	Host Hotels & Resorts Inc.	8,946,230	173,825
	Healthcare Trust of America Inc. Class A	5,535,294	173,476
	Regency Centers Corp.	2,147,184	153,180
	Cousins Properties Inc.	3,727,608	150,185
	Rayonier Inc.	3,588,377	147,554
	Spirit Realty Capital Inc.	3,205,092	147,498
	Terreno Realty Corp.	1,892,467	140,137
	Douglas Emmett Inc.	4,181,670	139,751

		Shares	Market Value ($000)
	Innovative Industrial Properties Inc.	642,676	132,006
	SL Green Realty Corp.	1,624,039	131,839
	National Storage Affiliates Trust	2,058,993	129,222
	Kite Realty Group Trust	5,485,559	124,906
*	Ryman Hospitality Properties Inc.	1,311,240	121,644
	Highwoods Properties Inc.	2,635,112	120,530
	Agree Realty Corp.	1,790,160	118,795
	LXP Industrial Trust	7,173,419	112,623
*	Park Hotels & Resorts Inc.	5,629,385	109,942
*	Howard Hughes Corp.	1,035,557	107,294
	Hudson Pacific Properties Inc.	3,790,768	105,194
*	Outfront Media Inc.	3,663,150	104,143
	Healthcare Realty Trust Inc.	3,780,493	103,888
	EPR Properties	1,878,807	102,790
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,145,990	101,784
	Physicians Realty Trust	5,645,137	99,016
	Phillips Edison & Co. Inc.	2,845,573	97,859
	Apple Hospitality REIT Inc.	5,434,545	97,659
*	DigitalBridge Group Inc.	12,879,101	92,730
	JBG SMITH Properties	3,035,147	88,687
	PS Business Parks Inc.	519,323	87,288
	PotlatchDeltic Corp.	1,644,734	86,727
	Sabra Health Care REIT Inc.	5,775,785	86,001
	Broadstone Net Lease Inc.	3,885,443	84,625
	Uniti Group Inc.	5,915,646	81,399
	Pebblebrook Hotel Trust	3,289,568	80,529
*	Cushman & Wakefield plc	3,918,632	80,371
	Corporate Office Properties Trust	2,815,788	80,363
	Essential Properties Realty Trust Inc.	3,164,686	80,067
	Macerich Co.	5,070,365	79,301
	Equity Commonwealth	2,691,544	75,928
	SITE Centers Corp.	4,502,967	75,245
[1]	Independence Realty Trust Inc.	2,772,818	73,313
	Kennedy-Wilson Holdings Inc.	2,934,019	71,561
	Newmark Group Inc. Class A	4,317,262	68,731
*	Sunstone Hotel Investors Inc.	5,495,776	64,740
	National Health Investors Inc.	1,091,413	64,404
	Brandywine Realty Trust	4,289,498	60,653
	RLJ Lodging Trust	4,158,034	58,545
	Retail Opportunity Investments Corp.	2,921,551	56,649
	Washington REIT	2,185,993	55,743
*	Xenia Hotels & Resorts Inc.	2,850,843	54,993
	Urban Edge Properties	2,794,893	53,382
	Piedmont Office Realty Trust Inc. Class A	3,088,207	53,179
*	DiamondRock Hospitality Co.	5,263,459	53,161
	Paramount Group Inc.	4,660,657	50,848
*	Opendoor Technologies Inc.	5,830,847	50,437
*	InvenTrust Properties Corp.	1,601,422	49,292
	Acadia Realty Trust	2,233,149	48,392
	St. Joe Co.	811,400	48,067
*,1	Compass Inc. Class A	6,111,947	48,040
	CareTrust REIT Inc.	2,430,032	46,900
*	Realogy Holdings Corp.	2,922,738	45,829
	American Assets Trust Inc.	1,208,368	45,785
*	Redfin Corp.	2,529,700	45,636
	Tanger Factory Outlet Centers Inc.	2,476,127	42,565
	Empire State Realty Trust Inc. Class A	4,315,762	42,381
	Global Net Lease Inc.	2,588,682	40,720

		Shares	Market Value ($000)
	Alexander & Baldwin Inc.	1,721,215	39,915
	LTC Properties Inc.	983,376	37,830
	Industrial Logistics Properties Trust	1,628,848	36,926
	Service Properties Trust	4,127,201	36,443
[1]	eXp World Holdings Inc.	1,682,583	35,620
	Centerspace	356,532	34,983
*	Marcus & Millichap Inc.	652,768	34,388
*	Veris Residential Inc.	1,918,082	33,355
	Office Properties Income Trust	1,201,938	30,926
	RPT Realty	2,163,742	29,795
	Getty Realty Corp.	987,047	28,249
	Apartment Investment & Management Co. Class A	3,853,829	28,210
	Necessity Retail REIT Inc. Class A	3,290,792	26,030
	Safehold Inc.	466,989	25,895
	GEO Group Inc.	2,919,305	19,297
	Diversified Healthcare Trust	6,017,610	19,256
	Universal Health Realty Income Trust	315,271	18,402
	Saul Centers Inc.	333,276	17,564
	Franklin Street Properties Corp.	2,391,690	14,111
	Alexander's Inc.	52,112	13,353
*	Summit Hotel Properties Inc.	1,309,846	13,046
*	Bridge Investment Group Holdings Inc. Class A	613,423	12,483
	RMR Group Inc. Class A	395,012	12,285
*	Seritage Growth Properties Class A	883,007	11,179
*	Douglas Elliman Inc.	1,503,810	10,978
*	Forestar Group Inc.	442,358	7,856
	Urstadt Biddle Properties Inc. Class A	412,996	7,768
*,1	Offerpad Solutions Inc.	1,139,464	5,732
*,2	Spirit MTA REIT	529,410	142
	Urstadt Biddle Properties Inc.	410	7
			12,350,724
Technology (12.2%)
	Entegris Inc.	3,395,667	445,715
*	Wolfspeed Inc.	3,116,132	354,803
*	PTC Inc.	2,637,120	284,071
*	Aspen Technology Inc.	1,670,241	276,208
*	Pure Storage Inc. Class A	6,902,501	243,727
*	Dynatrace Inc.	5,009,411	235,943
*	Ceridian HCM Holding Inc.	3,426,666	234,247
*	Anaplan Inc.	3,514,640	228,627
*	Manhattan Associates Inc.	1,581,730	219,402
*	Lattice Semiconductor Corp.	3,449,907	210,272
*	Arrow Electronics Inc.	1,696,190	201,219
*	DXC Technology Co.	6,125,829	199,886
	Jabil Inc.	3,235,414	199,722
*	Avalara Inc.	1,992,030	198,227
*	Synaptics Inc.	990,314	197,568
*	Guidewire Software Inc.	2,086,723	197,446
*	II-VI Inc.	2,664,359	193,139
	Universal Display Corp.	1,154,371	192,722
	KBR Inc.	3,495,728	191,321
	Leidos Holdings Inc.	1,760,465	190,165
*	Five9 Inc.	1,706,277	188,373
*	Zendesk Inc.	1,526,690	183,646
*	CACI International Inc. Class A	586,543	176,702
*	Concentrix Corp.	1,048,753	174,680
*	Elastic NV	1,873,702	166,666
*	Smartsheet Inc. Class A	3,019,023	165,382

		Shares	Market Value ($000)
*	F5 Inc.	760,280	158,860
	Azenta Inc.	1,876,675	155,539
*	Rapid7 Inc.	1,383,626	153,915
*	Tenable Holdings Inc.	2,559,740	147,927
*	Nutanix Inc. Class A	5,440,601	145,917
*	Silicon Laboratories Inc.	956,748	143,704
	CDK Global Inc.	2,928,557	142,562
*	NCR Corp.	3,315,193	133,238
	CMC Materials Inc.	715,957	132,738
	Science Applications International Corp.	1,427,989	131,618
	Power Integrations Inc.	1,407,630	130,459
	Dolby Laboratories Inc. Class A	1,646,209	128,766
*	Rogers Corp.	471,194	128,023
*	Workiva Inc. Class A	1,084,656	127,989
*	Change Healthcare Inc.	5,864,958	127,856
*	Mandiant Corp.	5,717,146	127,550
*	Teradata Corp.	2,584,881	127,409
*	Qualys Inc.	879,765	125,287
*	SentinelOne Inc. Class A	3,204,261	124,133
*	Varonis Systems Inc.	2,560,706	121,736
*	Cirrus Logic Inc.	1,434,756	121,653
	National Instruments Corp.	2,977,718	120,866
*	Novanta Inc.	847,587	120,603
*	Sailpoint Technologies Holdings Inc.	2,336,662	119,590
*	SPS Commerce Inc.	902,083	118,353
*,1	MicroStrategy Inc. Class A	233,508	113,560
	TD SYNNEX Corp.	1,086,268	112,114
*	Semtech Corp.	1,615,715	112,034
*	Ziff Davis Inc.	1,128,749	109,240
*	Alteryx Inc. Class A	1,501,090	107,373
*	Onto Innovation Inc.	1,235,652	107,366
	Vertiv Holdings Co. Class A	7,532,772	105,459
*	Dun & Bradstreet Holdings Inc.	5,946,728	104,187
*	Cargurus Inc. Class A	2,422,066	102,841
*	Box Inc. Class A	3,532,399	102,652
*	MaxLinear Inc. Class A	1,732,302	101,080
	Avnet Inc.	2,481,086	100,707
*	Fabrinet	926,712	97,425
*	Blackline Inc.	1,323,436	96,902
*	Envestnet Inc.	1,300,451	96,806
*	Digital Turbine Inc.	2,189,393	95,917
*	Procore Technologies Inc.	1,653,755	95,852
*	Perficient Inc.	866,613	95,405
*	IPG Photonics Corp.	862,500	94,668
*	Insight Enterprises Inc.	875,151	93,921
*	Diodes Inc.	1,071,175	93,181
*	Ambarella Inc.	881,272	92,463
*	SiTime Corp.	360,783	89,409
	Switch Inc. Class A	2,887,399	88,990
*	New Relic Inc.	1,327,276	88,768
*	Rambus Inc.	2,744,267	87,515
*	Q2 Holdings Inc.	1,355,404	83,561
	Pegasystems Inc.	1,023,558	82,550
*	FormFactor Inc.	1,961,338	82,435
	Advanced Energy Industries Inc.	943,069	81,179
*	Blackbaud Inc.	1,303,767	78,057
*	Altair Engineering Inc. Class A	1,209,562	77,896
*	DigitalOcean Holdings Inc.	1,342,745	77,678

		Shares	Market Value ($000)
*	Verint Systems Inc.	1,483,289	76,686
*	Alarm.com Holdings Inc.	1,134,417	75,393
*	MACOM Technology Solutions Holdings Inc.	1,223,293	73,239
*	CommVault Systems Inc.	1,061,570	70,435
*	Sprout Social Inc. Class A	864,319	69,249
*	Upwork Inc.	2,914,371	67,730
*	nCino Inc.	1,651,360	67,673
	Xerox Holdings Corp.	3,347,374	67,517
*	Allscripts Healthcare Solutions Inc.	2,915,582	65,659
	Vishay Intertechnology Inc.	3,329,809	65,264
*	Asana Inc. Class A	1,590,797	63,584
*	E2open Parent Holdings Inc.	7,168,320	63,153
*	Sanmina Corp.	1,512,299	61,127
*	Bumble Inc. Class A	2,103,150	60,949
*	Confluent Inc. Class A	1,483,332	60,817
*	Bottomline Technologies DE Inc.	1,072,207	60,773
*	LiveRamp Holdings Inc.	1,621,669	60,634
*	Yelp Inc. Class A	1,736,749	59,240
*	Appian Corp.	970,217	59,009
*	PagerDuty Inc.	1,723,723	58,934
*	Kyndryl Holdings Inc.	4,488,414	58,888
*	Jamf Holding Corp.	1,639,386	57,067
*	NetScout Systems Inc.	1,757,290	56,374
	Shutterstock Inc.	591,188	55,028
*	Plexus Corp.	665,948	54,481
	Amkor Technology Inc.	2,449,294	53,199
	Progress Software Corp.	1,107,242	52,140
*	Momentive Global Inc.	3,206,356	52,135
*,1	C3.ai Inc. Class A	2,292,380	52,037
*	3D Systems Corp.	3,040,063	50,708
	CSG Systems International Inc.	772,345	49,098
*	Appfolio Inc. Class A	432,802	48,998
*	Allegro MicroSystems Inc.	1,666,344	47,324
*	Ping Identity Holding Corp.	1,672,153	45,867
	Xperi Holding Corp.	2,618,383	45,350
*	Schrodinger Inc.	1,315,650	44,890
*	Zuora Inc. Class A	2,944,309	44,106
*	Fastly Inc. Class A	2,501,820	43,482
*	Covetrus Inc.	2,587,026	43,436
*	Everbridge Inc.	986,914	43,069
*	Super Micro Computer Inc.	1,103,101	41,995
*	Magnite Inc.	3,147,307	41,576
*	Duck Creek Technologies Inc.	1,816,683	40,185
*	Vimeo Inc.	3,319,326	39,434
*	LivePerson Inc.	1,594,930	38,948
	Methode Electronics Inc.	886,617	38,346
*	TTM Technologies Inc.	2,465,539	36,539
*	JFrog Ltd.	1,337,891	36,056
*,1	Zeta Global Holdings Corp. Class A	2,799,660	35,696
*	Cerence Inc.	981,964	35,449
*	Parsons Corp.	909,177	35,185
*	DoubleVerify Holdings Inc.	1,392,895	35,059
*	Unisys Corp.	1,592,442	34,413
*	Veeco Instruments Inc.	1,264,611	34,385
*	PROS Holdings Inc.	1,021,151	34,015
*,1	CCC Intelligent Solutions Holdings Inc.	3,028,780	33,438
*	Eventbrite Inc. Class A	2,171,195	32,069
*	Paycor HCM Inc.	1,092,140	31,792

		Shares	Market Value ($000)
*	BigCommerce Holdings Inc.	1,360,551	29,810
*	Squarespace Inc. Class A	1,131,155	28,980
*	Sumo Logic Inc.	2,400,738	28,017
*,1	Datto Holding Corp.	1,026,239	27,421
*,1	Clear Secure Inc. Class A	1,020,128	27,421
*	Avaya Holdings Corp.	2,028,106	25,696
*	Olo Inc. Class A	1,866,147	24,726
*	Consensus Cloud Solutions Inc.	400,185	24,063
*	KnowBe4 Inc. Class A	1,034,695	23,819
*,1	Xometry Inc. Class A	628,431	23,095
*	ScanSource Inc.	644,672	22,428
*	CEVA Inc.	550,812	22,390
	Benchmark Electronics Inc.	891,540	22,324
*	Amplitude Inc. Class A	1,175,765	21,669
*,1	Blend Labs Inc. Class A	3,792,713	21,618
	Ebix Inc.	622,647	20,641
*	Yext Inc.	2,929,082	20,181
*,1	Matterport Inc.	2,270,187	18,434
*	nLight Inc.	1,045,294	18,125
*	PubMatic Inc. Class A	689,510	18,010
*	Informatica Inc. Class A	865,533	17,086
*	Bandwidth Inc. Class A	520,911	16,872
*	AvePoint Inc.	3,162,339	16,634
*	Thoughtworks Holding Inc.	766,511	15,951
*,1	Vivid Seats Inc. Class A	1,360,693	15,049
*,1	Rackspace Technology Inc.	1,308,866	14,607
*,1	Sprinklr Inc. Class A	1,225,761	14,587
*	N-able Inc.	1,580,735	14,385
*,1	Samsara Inc. Class A	874,727	14,013
*,1	Ouster Inc.	3,008,221	13,537
	SolarWinds Corp.	1,007,903	13,415
*,1	Freshworks Inc. Class A	737,951	13,224
*,1	Aeva Technologies Inc.	2,976,097	12,886
*	Alkami Technology Inc.	900,225	12,882
*	ON24 Inc.	964,094	12,678
*	Telos Corp.	1,239,707	12,360
*,1	Groupon Inc.	634,096	12,194
*	SmartRent Inc. Class A	2,173,334	10,997
*,1	Couchbase Inc.	596,592	10,393
*,1	HashiCorp Inc. Class A	191,473	10,340
*,1	Skillz Inc. Class A	3,422,004	10,266
*	Vertex Inc. Class A	637,334	9,777
*,1	EverCommerce Inc.	726,881	9,595
*	WM Technology Inc.	1,218,471	9,528
*,1	IonQ Inc.	727,626	9,284
*	Intapp Inc.	380,534	9,137
*	MediaAlpha Inc. Class A	546,378	9,043
*,1	Credo Technology Group Holding Ltd.	545,282	8,305
*	Braze Inc. Class A	200,162	8,301
*,1	SEMrush Holdings Inc. Class A	642,318	7,669
*,1	Gitlab Inc. Class A	135,196	7,361
*	MeridianLink Inc.	398,442	7,212
*	Enfusion Inc. Class A	501,835	6,383
*	Diebold Nixdorf Inc.	935,408	6,295
*,1	Nextdoor Holdings Inc.	1,022,517	6,125
*	Toast Inc. Class A	274,048	5,955
*,1	ForgeRock Inc. Class A	270,269	5,924
*,1	Expensify Inc. Class A	259,044	4,549

		Shares	Market Value ($000)
*	Vroom Inc.	1,429,885	3,803
*,1	BuzzFeed Inc.	673,413	3,542
*	SecureWorks Corp. Class A	206,722	2,739
*	NerdWallet Inc. Class A	173,035	2,075
*	Viant Technology Inc. Class A	139,103	911
*	EngageSmart Inc.	21,874	466
*,1	UserTesting Inc.	27,603	295
*,2	Media General Inc. CVR	2,474,410	96
			16,072,277
Telecommunications (1.5%)
*	Ciena Corp.	3,833,141	232,403
	Cable One Inc.	143,993	210,840
*	Frontier Communications Parent Inc.	6,127,491	169,548
*	Lumentum Holdings Inc.	1,718,268	167,703
	Juniper Networks Inc.	4,042,522	150,220
*	Vonage Holdings Corp.	6,366,318	129,173
*	Iridium Communications Inc.	2,896,508	116,787
*	Viavi Solutions Inc.	5,764,337	92,690
*	Viasat Inc.	1,771,601	86,454
	Cogent Communications Holdings Inc.	1,074,809	71,314
*	Altice USA Inc. Class A	5,414,729	67,576
*	Calix Inc.	1,452,360	62,321
	InterDigital Inc.	769,027	49,064
	Telephone & Data Systems Inc.	2,552,529	48,192
*	CommScope Holding Co. Inc.	5,125,553	40,389
*	Plantronics Inc.	1,018,840	40,142
*	Infinera Corp.	4,543,281	39,390
*	8x8 Inc.	2,812,950	35,415
	Shenandoah Telecommunications Co.	1,190,865	28,081
*,1	Globalstar Inc.	17,940,167	26,372
*	WideOpenWest Inc.	1,316,604	22,962
*	EchoStar Corp. Class A	906,484	22,064
*,1	fuboTV Inc.	3,286,333	21,591
	ADTRAN Inc.	1,165,997	21,513
*	NETGEAR Inc.	705,661	17,416
*,1	Gogo Inc.	627,036	11,951
	ATN International Inc.	264,382	10,543
*	United States Cellular Corp.	325,310	9,834
*	IHS Holding Ltd.	49,439	548
			2,002,496
Utilities (3.7%)
*	Constellation Energy Corp.	8,169,472	459,533
	Atmos Energy Corp.	3,391,364	405,234
	Essential Utilities Inc.	5,697,011	291,288
	NRG Energy Inc.	6,108,501	234,322
	Pinnacle West Capital Corp.	2,828,796	220,929
	OGE Energy Corp.	5,021,660	204,783
	UGI Corp.	5,256,144	190,378
	National Fuel Gas Co.	2,289,986	157,322
*	Sunrun Inc.	4,963,877	150,753
	IDACORP Inc.	1,266,178	146,066
*	Clean Harbors Inc.	1,295,792	144,662
*	Evoqua Water Technologies Corp.	3,030,175	142,358
*	Stericycle Inc.	2,303,512	135,723
	Black Hills Corp.	1,622,916	124,997
	Portland General Electric Co.	2,246,645	123,903
	Southwest Gas Holdings Inc.	1,572,556	123,115

			Shares	Market Value ($000)
		ONE Gas Inc.	1,343,223	118,526
*		Casella Waste Systems Inc. Class A	1,264,042	110,793
		New Jersey Resources Corp.	2,407,814	110,422
		Hawaiian Electric Industries Inc.	2,601,807	110,083
		PNM Resources Inc.	2,152,773	102,623
		South Jersey Industries Inc.	2,945,909	101,781
		ALLETE Inc.	1,333,637	89,327
		Spire Inc.	1,233,529	88,518
[1]		Ormat Technologies Inc.	1,052,419	86,119
		American States Water Co.	926,652	82,491
		NorthWestern Corp.	1,358,314	82,164
		Avista Corp.	1,793,023	80,955
		California Water Service Group	1,317,816	78,120
		Clearway Energy Inc. Class C	2,067,749	75,494
		MGE Energy Inc.	905,131	72,220
*		Sunnova Energy International Inc.	2,272,850	52,412
		Northwest Natural Holding Co.	843,790	43,641
*,1		Archaea Energy Inc. Class A	1,955,770	42,890
		Clearway Energy Inc. Class A	848,886	28,285
*		Harsco Corp.	1,960,794	24,000
				4,836,230
Total Common Stocks (Cost $95,559,417)				130,608,787
		Coupon
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,745,990)	0.312%	27,465,887	2,746,314
Total Investments (101.4%) (Cost $98,305,407)				133,355,101
Other Assets and Liabilities—Net (-1.4%)				(1,837,140)
Net Assets (100%)				131,517,961
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,813,062,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,951,062,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	3,535	365,236	13,594
E-mini S&P 500 Index	June 2022	100	22,654	1,689
E-mini S&P Mid-Cap 400 Index	June 2022	1,517	407,952	18,507
				33,790

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Avalara Inc.	8/31/22	BANA	9,352	(0.205)	—	(398)
New York Community Bancorp Inc.	8/31/22	BANA	4,039	(0.749)	—	(290)
Ollie's Bargain Outlet Holdings Inc.	1/31/23	GSI	12,177	(0.327)	710	—
Popular Inc.	8/31/22	BANA	12,859	(0.597)	—	(1,352)
Signature Bank	8/31/23	BANA	86,223	(0.937)	—	(12,915)
Tompkins Financial Corp.	8/31/22	BANA	203	(0.770)	—	—
Tompkins Financial Corp.	8/31/22	BANA	205	(0.767)	—	(1)
United Therapeutics Corp.	8/31/22	BANA	19,944	(0.209)	1,582	—
					2,292	(14,956)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,312,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	130,608,402	—	385	130,608,787
Temporary Cash Investments	2,746,314	—	—	2,746,314
Total	133,354,716	—	385	133,355,101

Derivative Financial Instruments
Assets
Futures Contracts[1]	33,790	—	—	33,790
Swap Contracts	—	2,292	—	2,292
Total	33,790	2,292	—	36,082
Liabilities
Swap Contracts	—	14,956	—	14,956
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.